Summarized Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Information (unaudited)
Summarized Quarterly Financial Data—(in thousands)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2016:
Loss from operations	$(733)	$(1,672)	$(1,809)	$(2,258)
Net income (loss)	(160,884)	(106,585)	18,230	163,752

Year ended December 31, 2015:
Loss from operations	$(11,340)	$(8,596)	$(1,049)	$(2,059)
Net income (loss)	(100,892)	24,446	(159,041)	8,390